Cash and Cash Equivalents and Restricted Cash and Other Investments (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

	June 30, 2025	December 31, 2024
Cash and cash equivalents	$377,034	$270,166
Restricted cash	589	29,623
Total cash and cash equivalents and restricted cash	$377,623	$299,789